Equity - Schedule of Common, Subordinated and General Partner Units (Details) - shares		1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 17, 2015	Feb. 29, 2016	Nov. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance (in shares)						82,024,773	82,024,773	78,963,196	61,925,684
Conversion of subordinated units to common units (in shares)									0
Common units issued (in shares)						9,608	0	19,796	21,493
Equity offering (in shares)			5,650,000	9,512,755
Common units issued (in shares)								2,949,309	1,162,475
Ending balance (in shares)						82,034,381	82,024,773	82,024,773	78,963,196
NWV Gathering Acquisition consideration
Increase (Decrease) in Partners' Capital [Roll Forward]
Acquisition consideration (in shares)									690,789
Limited Partner Units Common
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance (in shares)						80,581,758	80,581,758	77,520,181	43,347,452
Conversion of subordinated units to common units (in shares)									17,339,718
Common units issued (in shares)		19,796			21,063	9,608		19,796	21,063
Equity offering (in shares)			5,650,000	9,487,500
Common units issued (in shares)								2,949,309	1,162,475
Ending balance (in shares)						80,591,366	80,581,758	80,581,758	77,520,181
Limited Partner Units Common | NWV Gathering Acquisition consideration
Increase (Decrease) in Partners' Capital [Roll Forward]
Acquisition consideration (in shares)	511,973								511,973
Limited Partner Units Subordinated
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance (in shares)						0	0	0	17,339,718
Conversion of subordinated units to common units (in shares)									(17,339,718)
Common units issued (in shares)								0	0
Equity offering (in shares)			0	0
Common units issued (in shares)								0	0
Ending balance (in shares)							0	0	0
Limited Partner Units Subordinated | NWV Gathering Acquisition consideration
Increase (Decrease) in Partners' Capital [Roll Forward]
Acquisition consideration (in shares)									0
General Partner Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance (in shares)						1,443,015	1,443,015	1,443,015	1,238,514
Conversion of subordinated units to common units (in shares)									0
Common units issued (in shares)					430	0		0	430
Equity offering (in shares)			0	25,255
Common units issued (in shares)								0	0
Ending balance (in shares)						1,443,015	1,443,015	1,443,015	1,443,015
General Partner Units | NWV Gathering Acquisition consideration
Increase (Decrease) in Partners' Capital [Roll Forward]
Acquisition consideration (in shares)	178,816								178,816
EQM Total Return Programs
Increase (Decrease) in Partners' Capital [Roll Forward]
Common units issued (in shares)								92,472
EQM Total Return Programs | Limited Partner Units Common
Increase (Decrease) in Partners' Capital [Roll Forward]
Common units issued (in shares)		92,472						92,472
EQM Total Return Programs | Limited Partner Units Subordinated
Increase (Decrease) in Partners' Capital [Roll Forward]
Common units issued (in shares)								0
EQM Total Return Programs | General Partner Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Common units issued (in shares)								0